S000038876 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
Northern Trust International Quality Dividend Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	35.65%	10.58%	8.75%
FlexShares International Quality Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		35.24%	10.16%	8.43%
FlexShares International Quality Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.17%	8.76%	7.19%
FlexShares International Quality Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.59%	7.67%	6.47%

[1]	Reflects no deduction for fees, expenses or taxes.